Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Segment Information [Abstract]
SEGMENT INFORMATION

NOTE 17 — SEGMENT INFORMATION

The following tables present the summary information by segment for the three and nine months ended September 30, 2024 and 2023:

	For the three months ended September 30, 2024
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total

Revenue, net
- Interest income	$—	$60,282	$—	$—	$60,282
- Non-interest income	4,701,151	678,493	—	—	5,379,644
	4,701,151	738,775	—	—	5,439,926

Commission expense	1,843,490	90,641	—	—	1,934,131
Depreciation	266	15,444	7,231	—	22,941
Income (loss) from operations	1,528,282	(7,275,168)	(4,436,106)	—	(10,182,992)
Investment income, net	—	—	404	—	404
Total assets	$13,923,909	$54,396,750	$27,575,737	$525,097	$96,421,493

	For the three months ended September 30, 2023
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total

Revenue, net
- Interest income	$—	$41,472	$—	$—	$41,472
- Non-interest income	11,875,830	1,289,199	—	—	13,165,029
	11,875,830	1,330,671	—	—	13,206,501

Commission expense	8,592,596	323,215	—	—	8,915,811
Depreciation	261	15,439	7,121	—	22,821
Income (loss) from operations	1,890,079	(5,666,668)	(7,565,926)	—	(11,342,515)
Investment loss, net	—	—	(792,907)	—	(792,907)
Total assets	$16,283,632	$33,054,207	$32,722,269	$521,041	$82,581,149

	For the nine months ended September 30, 2024
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total

Revenue, net
- Interest income	$—	$123,468	$—	$—	$123,468
- Non-interest income	15,211,065	2,682,445	—	—	17,893,510
	15,211,065	2,805,913	—	—	18,016,978

Commission expense	7,124,313	572,630	—	—	7,696,943
Depreciation	789	46,254	21,662	—	68,705
Income (loss) from operations	3,330,885	(12,375,689)	(16,738,689)	—	(25,783,493)
Investment loss, net	—	—	(36,900)	—	(36,900)
Total assets	$13,923,909	$54,396,750	$27,575,737	$525,097	$96,421,493

	For the nine months ended September 30, 2023
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total

Revenue, net
- Interest income	$—	$117,805	$—	$—	$117,805
- Non-interest income	37,569,257	3,964,052	—	—	41,533,309
	37,569,257	4,081,857	—	—	41,651,114

Commission expense	27,133,073	1,062,667	—	—	28,195,740
Depreciation	783	216,953	20,579	—	238,315
Income (loss) from operations	5,077,269	(10,068,524)	(31,328,202)	—	(36,319,457)
Investment income, net	—	—	488,589	—	488,589
Total assets	$16,283,632	$33,054,207	$32,722,269	$521,041	$82,581,149

All of the Company’s customers and operations are based in Hong Kong.

NOTE 21 — SEGMENT INFORMATION

ASC Topic 280, Segment Reporting, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

Currently, the Company has four business segments comprised of the following products and services:

Segments	Scope of Business Activities

Distribution Business	Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists.

Platform Business	-	Providing access to financial products and services to licensed brokers.

	-	Providing operational support for the submission and processing of product applications.

	-	Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.

	-	Providing training resources and materials.

	-	Facilitating the placement of investment products for the fund and/or unsecured loans to creditworthy customers.

	-	Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers.

	-	Solicitation of real estate sales for the developer, in exchange for commissions.

Fintech Business	Managing an ensemble of fintech investments

Healthcare Business	Managing an ensemble of healthcare-related investments

The four business segments were determined based primarily on how the chief operating decision maker views and evaluates the operations. Operating results are regularly reviewed by the chief operating decision maker to make decisions about resources to be allocated to the segment and to assess its performance. Other factors, including market separation and customer specific applications, go-to-market channels, products and services are considered in determining the formation of these operating segments.

The following tables present the summary information by segment for the years ended December 31, 2023 and 2022:

	For the year ended December 31, 2023
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total

Revenue, net
- Interest income	$—	$157,190	$—	$—	$157,190
- Non-interest income	48,886,928	5,145,069	—	—	54,031,997
Total revenue, net	48,886,928	5,302,259	—	—	54,189,187

Commission expense	35,884,443	1,403,076	—	—	37,287,519
Depreciation	1,045	232,479	27,799	—	261,323
Income (loss) from operations	5,886,741	(10,531,655)	(39,200,408)	—	(43,845,322)
Investment loss, net	—	—	(6,878,869)	—	(6,878,869)
Total assets as of December 31, 2023	$16,301,055	$23,546,029	$26,219,352	$522,531	$66,588,967

	For the year ended December 31, 2022
	Distribution Business	Platform Business	Fintech Business	Healthcare Business	Total

Revenue, net
- Interest income	$—	$176,175	$—	$—	$176,175
- Non-interest income	24,610,309	6,293,743	4,896	—	30,908,948
Less: inter-segment	—	—	(4,896)	—	(4,896)
Total revenue, net	24,610,309	6,469,918	—	—	31,080,227

Commission expense	16,839,870	1,983,588	—	—	18,823,458
Depreciation	884	391,104	885	—	392,873
Loss from operations	(4,960,505)	(10,767,796)	(12,622,796)	—	(28,351,097)
Investment loss, net	—	—	(8,937,431)	—	(8,937,431)
Total assets as of December 31, 2022	$3,556,198	$59,001,756	$38,140,822	$522,557	$101,221,333

All of the Company’s customers and operations are based in Hong Kong.